Investment Strategy - PLUS Korea Manufacturing Core Alliance Index ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Effective September 28, 2026, the fifth paragraph of the “Principal Investment Strategies” section is deleted in its entirety and restated as follows:
Strategy Narrative [Text Block]

After all potential Index constituents have been identified and scored, the Index applies a weighting methodology by applicable Korean Manufacturing Industry whereby approximately 60% of the Index is weighted to the AI Semiconductor Industry; 10% to each of the Rechargeable Battery, Power Grid & Nuclear Energy, and Robotics & Humanoid Industries; and 5% to each of the Shipbuilding and Defense industries, respectively. The target size of the Index is 35 constituents. Within the AI Semiconductor sector, the top two constituents by relative ranking are each assigned a fixed weight of 24.5%, with the remaining AI Semiconductor constituents sharing the residual 11% allocation. With the exception of the top two AI Semiconductor sector constituents, no individual Index constituent can exceed 4.5% of the Index.